Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Common Stocks - 96.5%
Aerospace & Defense - 1.8%
Boeing Co. (The)	5,879	$876,794
Curtiss-Wright Corp.	919	84,925
HEICO Corp.	9,542	711,929
Lockheed Martin Corp.	11,012	3,732,517
Northrop Grumman Corp.	1,461	442,026
Raytheon Co.	9,028	1,184,022
Teledyne Technologies, Inc.*	4,526	1,345,444
		8,377,657
Air Freight & Logistics - 0.3%
FedEx Corp.	2,842	344,621
United Parcel Service, Inc., Class B	7,736	722,697
ZTO Express (Cayman), Inc., ADR*	5,860	155,173
		1,222,491
Airlines - 0.2%
Delta Air Lines, Inc.	28,549	814,503
Auto Components - 0.0%†
Goodyear Tire & Rubber Co. (The)	21,681	126,183
Automobiles - 0.4%
General Motors Co.	43,709	908,273
Harley-Davidson, Inc.	3,174	60,084
Toyota Motor Corp., ADR	6,487	778,115
		1,746,472
Banks - 3.4%
Bank of America Corp.	150,140	3,187,472
Bank of Montreal	905	45,485
Bank of Nova Scotia (The)	11,430	464,058
Canadian Imperial Bank of Commerce	672	38,956
Citigroup, Inc.	28,191	1,187,405
Citizens Financial Group, Inc.	5,285	99,411
Cullen/Frost Bankers, Inc.	16,813	937,997
East West Bancorp, Inc.	3,933	101,235
First Horizon National Corp.	16,482	132,845
HDFC Bank Ltd., ADR	4,309	165,724
JPMorgan Chase & Co.	61,701	5,554,941
Regions Financial Corp.	8,635	77,456
Royal Bank of Canada	11,572	712,257
Truist Financial Corp.	9,887	304,915
US Bancorp	12,048	415,054
Webster Financial Corp.	1,192	27,297
Wells Fargo & Co.	76,812	2,204,504
		15,657,012
Beverages - 2.1%
Coca-Cola Co. (The)	70,076	3,100,863
Coca-Cola European Partners PLC	1,049	39,369
Diageo PLC, ADR	8,991	1,142,936
Molson Coors Beverage Co., Class B	38,228	1,491,274
PepsiCo, Inc.	32,863	3,946,846
		9,721,288

	Shares/ Principal	Fair Value

Biotechnology - 4.0%
AbbVie, Inc.	79,235	$6,036,915
Alexion Pharmaceuticals, Inc.*	1,412	126,783
Amgen, Inc.	11,059	2,241,991
Biogen, Inc.*	3,102	981,411
Gilead Sciences, Inc.	69,980	5,231,705
Incyte Corp.*	3,452	252,790
Regeneron Pharmaceuticals, Inc.*	1,642	801,772
Vertex Pharmaceuticals, Inc.*	11,241	2,674,796
		18,348,163
Building Products - 0.7%
Allegion PLC	33,487	3,081,474
Resideo Technologies, Inc.*	7,136	34,538
		3,116,012
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	7,553	446,684
Bank of New York Mellon Corp. (The)	16,914	569,664
Charles Schwab Corp. (The)	41,075	1,380,942
CME Group, Inc.	3,683	636,828
FactSet Research Systems, Inc.	4,801	1,251,525
Goldman Sachs Group, Inc. (The)	3,735	577,394
Intercontinental Exchange, Inc.	16,667	1,345,860
Moody’s Corp.	2,905	614,407
Morgan Stanley	82,651	2,810,134
S&P Global, Inc.	11,770	2,884,238
T Rowe Price Group, Inc.	1,214	118,547
		12,636,223
Chemicals - 1.0%
Air Products & Chemicals, Inc.	3,934	785,266
Chemours Co. (The)	4,731	41,964
Dow, Inc.	12,678	370,704
DuPont de Nemours, Inc.	5,638	192,256
Ecolab, Inc.	6,372	992,949
LyondellBasell Industries NV, Class A	4,932	244,775
Mosaic Co. (The)	34,096	368,919
PPG Industries, Inc.	2,415	201,894
Sherwin-Williams Co. (The)	3,294	1,513,659
		4,712,386
Commercial Services & Supplies - 0.3%
Cintas Corp.	7,399	1,281,655
Communications Equipment - 0.5%
Cisco Systems, Inc.	59,741	2,348,419
Construction & Engineering - 0.4%
EMCOR Group, Inc.	14,486	888,281
Fluor Corp.	24,894	172,018
MasTec, Inc.*	17,806	582,790
		1,643,089
Consumer Finance - 0.8%
Ally Financial, Inc.	50,743	732,221
American Express Co.	20,191	1,728,552

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Consumer Finance (continued)
Capital One Financial Corp.	21,554	$1,086,753
		3,547,526
Containers & Packaging - 0.2%
Westrock Co.	25,626	724,191
Distributors - 0.0%†
Pool Corp.	502	98,778
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc.*	738	75,276
Grand Canyon Education, Inc.*	1,554	118,547
H&R Block, Inc.	55,749	784,946
Service Corp. International	1,256	49,122
		1,027,891
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*	47,184	8,626,651
Diversified Telecommunication - 1.9%
AT&T, Inc.	98,596	2,874,073
BCE, Inc.	70,591	2,884,348
CenturyLink, Inc.	9,330	88,262
Verizon Communications, Inc.	56,605	3,041,387
		8,888,070
Electric Utilities - 1.7%
Alliant Energy Corp.	13,926	672,487
Eversource Energy	46,012	3,598,598
NextEra Energy, Inc.	6,817	1,640,307
Pinnacle West Capital Corp.	5,121	388,121
Xcel Energy, Inc.	27,318	1,647,275
		7,946,788
Electrical Equipment - 0.8%
AMETEK, Inc.	27,705	1,995,314
Hubbell, Inc.	15,343	1,760,456
		3,755,770
Electronic Equipment, Instruments & Components - 0.1%
Avnet, Inc.	1,509	37,876
National Instruments Corp.	10,838	358,521
		396,397
Energy Equipment & Services - 0.1%
Halliburton Co.	8,271	56,656
Helmerich & Payne, Inc.	6,651	104,088
Patterson-UTI Energy, Inc.	17,319	40,700
TechnipFMC PLC	15,414	103,890
Transocean Ltd.*	109,019	126,462
		431,796
Entertainment - 0.7%
Activision Blizzard, Inc.*	2,779	165,295
Electronic Arts, Inc.*	2,005	200,841
Netflix, Inc.*	3,728	1,399,864
Walt Disney Co. (The)	13,971	1,349,598
		3,115,598

	Shares/ Principal	Fair Value

Equity Real Estate Investment - 2.1%
Alexandria Real Estate Equities, Inc.	2,490	$341,279
American Tower Corp.	857	186,612
AvalonBay Communities, Inc.	1,936	284,921
Boston Properties, Inc.	23,941	2,208,078
Digital Realty Trust, Inc.	3,138	435,900
Douglas Emmett, Inc.	1,320	40,273
Equity Residential	8,904	549,466
Host Hotels & Resorts, Inc.	52,863	583,607
Lamar Advertising Co., Class A	17,345	889,452
Macerich Co. (The)	6,397	36,015
Park Hotels & Resorts, Inc.	73,891	584,478
Prologis, Inc.	24,444	1,964,564
QTS Realty Trust, Inc., Class A	1,107	64,217
Realty Income Corp.	3,765	187,723
RLJ Lodging Trust	37,390	288,651
Simon Property Group, Inc.	9,480	520,073
Welltower, Inc.	6,779	310,343
		9,475,652
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	17,143	4,887,984
Walmart, Inc.	12,734	1,446,837
		6,334,821
Food Products - 1.5%
General Mills, Inc.	62,325	3,288,890
Hershey Co. (The)	27,147	3,596,978
		6,885,868
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	6,264	435,724
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	26,202	2,067,600
Edwards Lifesciences Corp.*	12,089	2,280,227
Hologic, Inc.*	2,481	87,083
IDEXX Laboratories, Inc.*	4,691	1,136,348
Stryker Corp.	29,938	4,984,378
		10,555,636
Health Care Providers & Services - 3.1%
Anthem, Inc.	10,495	2,382,785
Cigna Corp.	10,359	1,835,407
CVS Health Corp.	49,957	2,963,949
McKesson Corp.	2,864	387,385
UnitedHealth Group, Inc.	26,965	6,724,532
		14,294,058
Health Care Technology - 0.1%
Teladoc Health, Inc.*	2,638	408,916
Hotels, Restaurants & Leisure - 1.4%
Boyd Gaming Corp.	11,458	165,224
Chipotle Mexican Grill, Inc.*	1,086	710,678
Choice Hotels International, Inc.	7,084	433,895
Darden Restaurants, Inc.	9,926	540,570
Dunkin’ Brands Group, Inc.	768	40,781

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Extended Stay America, Inc.	33,467	$244,644
International Game Technology PLC	8,903	52,973
Luckin Coffee, Inc., ADR*	4,096	111,370
McDonald’s Corp.	15,120	2,500,092
Melco Resorts & Entertainment Ltd., Class Participation Certificate, ADR	2,810	34,844
Restaurant Brands International, Inc.	12,677	507,460
Starbucks Corp.	13,275	872,699
Texas Roadhouse, Inc.	8,580	354,354
		6,569,584
Household Durables - 0.1%
DR Horton, Inc.	15,018	510,612
Household Products - 2.2%
Church & Dwight Co., Inc.	13,321	854,942
Clorox Co. (The)	7,150	1,238,737
Procter & Gamble Co. (The)	71,369	7,850,590
		9,944,269
Industrial Conglomerates - 1.0%
3M Co.	696	95,011
Honeywell International, Inc.	26,422	3,535,000
Roper Technologies, Inc.	3,293	1,026,790
		4,656,801
Insurance - 1.9%
Aon PLC	1,660	273,966
Arthur J Gallagher & Co.	16,292	1,327,961
Cincinnati Financial Corp.	10,137	764,837
First American Financial Corp.	8,705	369,179
Globe Life, Inc.	12,284	884,080
Marsh & McLennan Cos., Inc.	11,044	954,864
MetLife, Inc.	13,729	419,696
Prudential Financial, Inc.	55,608	2,899,401
Unum Group	22,402	336,254
Willis Towers Watson PLC	2,651	450,272
		8,680,510
Interactive Media & Services - 5.9%
Alphabet, Inc., Class A*	7,656	8,895,889
Alphabet, Inc., Class C*	6,134	7,132,677
Baidu, Inc., ADR*	8,820	888,968
Facebook, Inc., Class A*	55,363	9,234,548
Twitter, Inc.*	16,813	412,927
Yelp, Inc.*	8,307	149,775
		26,714,784
Internet & Direct Marketing Retail - 4.9%
Alibaba Group Holding Ltd., ADR*	3,147	612,029
Amazon.com, Inc.*	11,085	21,612,646
Trip.Com Group Ltd., ADR*	2,221	52,082
		22,276,757
IT Services - 5.1%
Accenture PLC, Class A	6,105	996,702
Automatic Data Processing, Inc.	38,043	5,199,717

	Shares/ Principal	Fair Value

IT Services (continued)
EPAM Systems, Inc.*	1	$186
Fidelity National Information Services, Inc.	1,122	136,480
Fiserv, Inc.*	5,775	548,567
Jack Henry & Associates, Inc.	4,435	688,489
Mastercard, Inc., Class A	35,507	8,577,071
Paychex, Inc.	48,528	3,053,382
PayPal Holdings, Inc.*	17,777	1,701,970
Visa, Inc., Class A	13,772	2,218,945
		23,121,509
Machinery - 1.8%
AGCO Corp.	6,246	295,123
Caterpillar, Inc.	455	52,798
Fortive Corp.	1,129	62,309
IDEX Corp.	5,437	750,904
Oshkosh Corp.	25,185	1,620,151
PACCAR, Inc.	80,943	4,948,046
Snap-on, Inc.	6,230	677,949
		8,407,280
Media - 1.8%
AMC Networks, Inc., Class A*	22,608	549,600
Comcast Corp., Class A	56,692	1,949,071
Discovery, Inc., Class A*	85,086	1,654,072
Discovery, Inc., Class C*	1,148	20,136
Interpublic Group of Cos., Inc. (The)	132,691	2,148,267
Nexstar Media Group, Inc., Class A	564	32,560
Sirius XM Holdings, Inc.	393,822	1,945,481
		8,299,187
Metals & Mining - 0.1%
Alcoa Corp.*	26,770	164,903
Reliance Steel & Aluminum Co.	1,415	123,940
		288,843
Multiline Retail - 0.8%
Dollar General Corp.	17,692	2,671,669
Target Corp.	11,332	1,053,536
		3,725,205
Multi-Utilities - 1.3%
Ameren Corp.	22,133	1,611,946
CMS Energy Corp.	5,086	298,803
Consolidated Edison, Inc.	21,702	1,692,756
DTE Energy Co.	25,864	2,456,304
		6,059,809
Oil, Gas & Consumable Fuels - 2.6%
Apache Corp.	2,816	11,771
Chevron Corp.	20,565	1,490,140
CNOOC Ltd., ADR	5,170	534,940
Concho Resources, Inc.	1,943	83,257
ConocoPhillips	20,746	638,977
Continental Resources, Inc.	57,002	435,495
Devon Energy Corp.	2,527	17,462

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	62,299	$2,237,780
Exxon Mobil Corp.	88,348	3,354,573
Marathon Oil Corp.	171,251	563,416
Marathon Petroleum Corp.	24,988	590,217
ONEOK, Inc.	2,001	43,642
Petroleo Brasileiro SA, ADR	4,752	26,136
Royal Dutch Shell PLC, Class A, ADR	1,694	59,104
Valero Energy Corp.	19,442	881,889
Williams Cos., Inc. (The)	61,388	868,640
		11,837,439
Paper & Forest Products - 0.2%
Domtar Corp.	39,603	857,009
Personal Products - 0.5%
Estee Lauder Cos., Inc. (The), Class A	13,483	2,148,381
Pharmaceuticals - 5.2%
Allergan PLC	960	170,016
Bristol-Myers Squibb Co.	43,514	2,425,470
Eli Lilly & Co.	2,838	393,687
Johnson & Johnson	72,912	9,560,951
Merck & Co., Inc.	72,764	5,598,462
Mylan NV*	14,131	210,693
Pfizer, Inc.	82,260	2,684,967
Zoetis, Inc.	23,409	2,755,005
		23,799,251
Professional Services - 0.2%
IHS Markit Ltd.	1,657	99,420
Robert Half International, Inc.	21,394	807,623
		907,043
Road & Rail - 0.4%
CSX Corp.	12,653	725,017
Norfolk Southern Corp.	3,058	446,468
Union Pacific Corp.	3,646	514,232
		1,685,717
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	467	41,866
Applied Materials, Inc.	6,638	304,153
Broadcom, Inc.	3,619	858,065
Cabot Microelectronics Corp.	1	114
Cirrus Logic, Inc.*	10,209	670,017
Intel Corp.	118,333	6,404,182
Lam Research Corp.	9,582	2,299,680
Maxim Integrated Products, Inc.	3,569	173,489
NVIDIA Corp.	18,644	4,914,558
QUALCOMM, Inc.	9,307	629,619
Skyworks Solutions, Inc.	2,231	199,407
Texas Instruments, Inc.	16,902	1,689,017
		18,184,167
Software - 9.6%
Adobe, Inc.*	17,737	5,644,623
Atlassian Corp. PLC, Class A*	3,012	413,427

	Shares/ Principal	Fair Value

Software (continued)
Citrix Systems, Inc.	5,515	$780,648
Cloudflare, Inc., Class A*	18,701	439,099
DocuSign, Inc.*	5,192	479,741
Intuit, Inc.	9,859	2,267,570
Microsoft Corp.	167,354	26,393,399
New Relic, Inc.*	1,619	74,863
RingCentral, Inc., Class A*	1,812	383,981
salesforce.com, Inc.*	18,808	2,707,976
ServiceNow, Inc.*	6,438	1,845,002
Slack Technologies, Inc., Class A*	15,448	414,624
Smartsheet, Inc., Class A*	9,566	397,085
Workday, Inc., Class A*	4,304	560,467
Zoom Video Communications, Inc., Class A*	3,080	450,050
Zscaler, Inc.*	7,375	448,842
		43,701,397
Specialty Retail - 1.2%
Home Depot, Inc. (The)	22,445	4,190,706
Lithia Motors, Inc., Class A	394	32,225
Lowe’s Cos., Inc.	15,262	1,313,295
TJX Cos., Inc. (The)	1,795	85,819
		5,622,045
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	91,563	23,283,556
Dell Technologies, Inc., Class C*	3,455	136,645
HP, Inc.	30,409	527,900
		23,948,101
Textiles, Apparel & Luxury Goods - 1.1%
Lululemon Athletica, Inc.*	4,404	834,778
NIKE, Inc., Class B	50,302	4,161,988
		4,996,766
Trading Companies & Distributors - 0.3%
GATX Corp.	20,896	1,307,254
Water Utilities - 0.5%
American Water Works Co., Inc.	19,301	2,307,628
Wireless Telecommunication Services - 0.2%
China Mobile Ltd., ADR	2,749	103,555
Telephone & Data Systems, Inc.	26,528	444,609
United States Cellular Corp.*	10,004	293,017
		841,181
Total Common Stocks (Cost - $456,218,731)		440,100,213
Rights - 0.0%†
Bristol-Myers Squibb Co., CVR (Cost - $35,466)*	15,420	58,596

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Short-Term Investments - 3.2%
Money Market Funds - 3.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a) (Cost - $14,437,456)	14,437,456	$14,437,456
Total Investments - 99.7% (Cost - $470,691,653)		$454,596,265
Other Assets Less Liabilities - Net 0.3%		1,248,203
Total Net Assets - 100.0%		$455,844,468

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	124	6/19/2020	$15,932,140	$889,211